Sep. 30, 2021

Calvert Emerging Markets Responsible Index.  The Index is a proprietary index of CRM, the Fund’s investment adviser. Jade Huang and Christopher Madden, CFA, serve as Co-Directors of Index Management at CRM and manage the Index construction process. The Index is composed of equity securities of up to the 1,000 largest companies by market capitalization that are listed on certain global stock exchanges and issued by publicly traded companies located in or tied economically to countries that CRM has classified as emerging markets. Determinations as to whether an equity security represents a company located in or tied economically to an emerging market is based on an assessment of headquarters location, country of incorporation, primary exchange, and country of greatest revenue. CRM determines emerging market countries based on a set of criteria including level of economic development, existence of capital controls, openness to foreign direct investment, market trading and liquidity conditions, regulatory environment, treatment of minority shareholders, and investor expectations. CRM currently classifies the following countries as emerging markets: Brazil, Chile, China, Columbia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, South Africa, South Korea, Taiwan, Thailand, Turkey, and United Arab Emirates.